Summary of significant accounting policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Impairment of long-term investments	$ 0	$ 590,000	$ 0
Cash flow projection period	5 years
Goodwill impairment losses	$ 0	0	0
External advertising and market promotion expenses from continuing operations	$ 29,140,000	$ 12,551,000	$ 15,052,000
Value added tax rate from product revenue	13.00%
Value added tax on sub-licensing revenues	6.00%
VAT payable incurred as tax credit	105.00%	110.00%	110.00%
Employee benefit costs	$ 16,656,000	$ 14,266,000	$ 12,411,000
Statutory general reserve rate	10.00%
Statutory general reserve rate of registered capital	50.00%
Dividends declared	$ 0	$ 0	$ 0
Minimum
Summary of significant accounting policies
Term of time-based subscriptions	1 month
Maximum
Summary of significant accounting policies
Term of time-based subscriptions	12 months
Net revenues | Geographic Concentration Risk | China | Minimum
Summary of significant accounting policies
Percentage of revenue derived from mainland china	91.00%	88.00%	95.00%